Assets Held for Sale - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012	Dec. 31, 2011
Long Lived Assets Held-for-sale [Line Items]
Assets Held for Sale for more than one year	$ 12,000,000	$ 12,000,000	$ 12,000,000
Property and equipment transferred to Assets Held for sale		11,804,000	20,954,000
Net proceeds from sale of assets held for sale		17,000,000	5,000,000
Net gain on sold facilities		1,000,000
Assets Held for Sale, impairment charge	1,860,000	2,490,000	4,892,000
Assets Held for Sale, net proceeds	$ 3,000,000